Short and Long–Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Equity Based Compensation [Abstract]
Schedule of estimating the fair values of stock options granted
2021
Risk-free interest rate	1.62%
Expected volatility	87.40%
Expected life (in years)	5.81
Weighted average estimated fair value of options granted	$116.28